Commissions and fees (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Commissions and fees
Lending business	SFr 426	SFr 300	SFr 454	SFr 726	SFr 888
Investment and portfolio management	864	833	891	1,697	1,825
Other securities business	21	22	25	43	48
Fiduciary business	885	855	916	1,740	1,873
Underwriting	487	445	603	932	1,063
Brokerage	978	1,008	890	1,986	1,863
Underwriting and brokerage	1,465	1,453	1,493	2,918	2,926
Other services	483	371	446	854	897
Commissions and fees	3,259	SFr 2,979	3,309	6,238	6,584
Bank
Commissions and fees
Commissions and fees	SFr 3,207		SFr 3,296	SFr 6,132	SFr 6,523